SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Exercise Price	$ 1.10
Number Outstanding	150,000	161,500	199,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTerms]	4 years 3 months 18 days
Number Exercisable	150,000